UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09521

AMG FUNDS

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Address of principal executive offices) (Zip code)

AMG Funds LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: May 31st

Date of reporting period: FEBRUARY 28, 2015 (3rd Quarter End Portfolio Holdings)

Item 1. SCHEDULE OF INVESTMENTS.

AMG Managers Essex Small/Micro Cap Growth Fund

Schedule of Portfolio Investments (unaudited)

February 28, 2015

	Shares	Value
Common Stocks - 98.1%
Consumer Discretionary - 12.7%
bebe stores, Inc.	104,520	$384,634
Big Lots, Inc.	7,796	371,947
Career Education Corp.*	67,451	360,188
Cavco Industries, Inc.*	5,934	425,230
Cherokee, Inc.	23,951	437,106
DeVry Education Group, Inc.	8,081	295,361
EVINE Live, Inc.*	67,319	426,129
iRobot Corp.*,1	10,348	339,932
Kirkland’s, Inc.*	15,090	358,689
Live Nation Entertainment, Inc.*	23,450	600,085
Nautilus, Inc.*	25,668	391,694
Stage Stores, Inc.	16,930	362,641
Total Consumer Discretionary		4,753,636
Consumer Staples - 3.6%
The Fresh Market, Inc.*,1	10,057	382,769
The Hain Celestial Group, Inc.*	7,119	445,151
IGI Laboratories, Inc.*	33,221	382,706
SunOpta, Inc.*	12,995	150,092
Total Consumer Staples		1,360,718
Energy - 5.3%
Aegean Marine Petroleum Network, Inc.[1]	32,388	474,808
Alon USA Energy, Inc.	24,469	341,098
Ardmore Shipping Corp.	18,306	193,494
Forbes Energy Services, Ltd.*	38,033	40,315
Matador Resources Co.*	16,619	359,967
Penn Virginia Corp.*	24,533	162,899
Tsakos Energy Navigation, Ltd.	36,744	275,580
U.S. Energy Corp.*	116,745	158,773
Total Energy		2,006,934
Financials - 4.9%
AMERISAFE, Inc.	9,227	383,290
Cohen & Steers, Inc.[1]	8,640	360,029
Evercore Partners, Inc., Class A	6,684	342,421
First Merchants Corp.	15,449	348,529
Stewart Information Services Corp.	10,428	392,406
Total Financials		1,826,675
Health Care - 23.2%
Acadia Healthcare Co., Inc.*	7,733	488,958
Addus HomeCare Corp.*	16,502	361,394

	Shares	Value
Affymetrix, Inc.*	63,192	$739,346
Alphatec Holdings, Inc.*	145,262	210,630
AtriCure, Inc.*	36,573	646,611
BioTelemetry, Inc.*	23,123	223,137
Cardiovascular Systems, Inc.*	13,957	526,318
Cutera, Inc.*	35,516	456,381
DexCom, Inc.*	6,495	394,506
Dyax Corp.*	26,132	394,854
Fluidigm Corp.*	8,049	355,766
Icad, Inc.*	32,463	322,682
ICON PLC*	9,106	628,405
Iridex Corp.*	41,615	443,200
OraSure Technologies, Inc.*	47,929	343,172
Pacific Biosciences of California, Inc.*	65,868	414,968
Pernix Therapeutics Holdings, Inc.*	36,864	395,551
Sucampo Pharmaceuticals, Inc., Class A*,1	27,737	426,595
Supernus Pharmaceuticals, Inc.*,1	41,245	370,792
Synergetics USA, Inc.*	88,525	400,133
Trinity Biotech PLC, Sponsored ADR	10,400	184,704
Total Health Care		8,728,103
Industrials - 15.4%
Commercial Vehicle Group, Inc.*	46,861	268,513
Covenant Transportation Group, Inc., Class A*	15,149	482,496
CRA International, Inc.*	15,975	480,688
Insteel Industries, Inc.	16,493	358,063
Knoll, Inc.	18,681	396,598
Korn/Ferry International*	14,328	438,437
LSI Industries, Inc.	35,549	279,771
Manitex International, Inc.*	33,089	388,796
Matson, Inc.	10,776	425,329
Orion Energy Systems, Inc.*	65,207	233,441
PGT, Inc.*	32,282	328,308
PowerSecure International, Inc.*	20,496	227,301
Radiant Logistics, Inc.*	61,083	281,593
WageWorks, Inc.*	6,677	383,594
Willdan Group, Inc.*	16,791	237,593
XPO Logistics, Inc.*,1	12,684	559,999
Total Industrials		5,770,520
Information Technology -26.5%
Autobytel, Inc.*	36,014	464,220
AXT, Inc.*	68,991	189,035

AMG Managers Essex Small/Micro Cap Growth Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology - 26.5% (continued)
Barracuda Networks, Inc.*	11,922	$454,109
Calix, Inc.*	37,453	327,339
Callidus Software, Inc.*	45,791	654,353
Cardtronics, Inc.*	12,240	447,862
DSP Group, Inc.*	37,708	425,723
Gigamon, Inc.*	18,412	369,345
GrubHub, Inc.*	12,088	507,817
Infoblox, Inc.*	24,351	566,161
Interactive Intelligence Group, Inc.*	8,752	371,435
LogMeln, Inc.*	8,592	452,798
Mellanox Technologies, Ltd.*	8,087	385,265
Mitek Systems, Inc.*	111,059	355,389
Model N, Inc.*	31,404	388,467
NCI, Inc., Class A	16,466	198,086
OPOWER, Inc.*,1	21,535	323,456
Pericom Semiconductor Corp.	39,421	614,968
PFSweb, Inc.*	42,211	472,341
Proofpoint, Inc.*,1	13,500	764,640
Sigma Designs, Inc.*	77,217	569,089
Telenav, Inc.*	56,132	478,245
Tower Semiconductor, Ltd.*,1	11,381	183,120
Total Information Technology		9,963,263
Materials - 6.5%
AK Steel Holding Corp.*	64,789	286,368
Boise Cascade Co.*	11,151	397,087
Codexis, Inc.*	77,477	273,493
Globe Specialty Metals, Inc.	13,489	224,592
Headwaters, Inc.*	25,663	421,386

	Shares	Value
U.S. Concrete, Inc.*	16,098	$490,989
Wausau Paper Corp.	36,327	341,110
Total Materials		2,435,025
Total Common Stocks (cost $26,840,882)		36,844,874

	Principal Amount
Short-Term Investments - 8.5%
Repurchase Agreements - 5.8%[2]
Bank of Nova Scotia, dated 02/27/15, due 03/02/15, 0.060%, total to be received $164,814 (collateralized by various U.S. Government Agency Obligations, 0.000% - 8.125%, 03/05/15 - 02/15/45,totaling $168,110)	$164,813	164,813
Daiwa Capital Markets, dated 02/27/15, due 03/02/15, 0.090%, total to be received $1,000,008 (collateralized by various U.S. Government Agency Obligations, 0.000% - 7.500%, 08/27/15 - 03/01/48,totaling $1,020,000)	1,000,000	1,000,000
Nomura Securities, Inc., dated 02/27/15, due 03/02/15, 0.080%, total to be received $1,000,007 (collateralized by various U.S. Government Agency Obligations, 0.000% - 7.250%, 03/09/15 - 05/01/47,totaling $1,020,000)	1,000,000	1,000,000
Total Repurchase Agreements		2,164,813

	Shares
Other Investment Companies - 2.7%[3]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.06%	1,010,999	1,010,999
Total Short-Term Investments (cost $3,175,812)		3,175,812
Total Investments - 106.6% (cost $30,016,694)		40,020,686
Other Assets, less Liabilities - (6.6)%		(2,468,459)
Net Assets - 100.0%		$37,552,227

Notes to Schedule of Portfolio Investments (unaudited)

The following footnotes and abbreviations should be read in conjunction with the Schedule of Portfolio Investments previously presented in this report.

Based on the approximate cost of investments of $30,564,756 for federal income tax purposes at February 28, 2015, the aggregate gross unrealized appreciation and depreciation were $10,360,014 and $904,084, respectively, resulting in net unrealized appreciation of investments of $9,455,930.

*	Non-income producing security.
[1]	Some or all of these shares, amounting to a market value of $2,094,465, or 5.6% of net assets, were out on loan to various brokers.
[2]	Collateral received from brokers for securities lending was invested in these short-term investments.
[3]	Yield shown represents the February 28, 2015, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

VALUATION OF INVESTMENTS

Equity securities traded on a domestic or international securities exchange are valued at the last quoted sale price, or, lacking any sales, at the last quoted bid price. Equity securities primarily traded on an international securities exchange and equity securities traded on NASDAQ or in a U.S. or non-U.S. over-the-counter market are valued at the market’s official closing price, or, if there are no trades on the applicable date, at the last quoted bid price. In addition, if the applicable market does not offer an official closing price or if the official closing price is not representative of the overall market, equity securities primarily traded on an international securities exchange and equity securities traded in a non-U.S. over-the-counter market are valued at the last quoted sales price. The Fund’s investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board of Trustees of the Fund (the “Board”).

Short-term debt obligations (debt obligations with maturities of one year or less at the time of issuance) that have 60 days or less remaining until maturity will be valued at amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

Under certain circumstances, the value of certain Fund investments (including derivatives) may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Pricing Committee is the committee formed by the Board to make fair value determinations for such investments. The Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not deemed to be readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if AMG Funds LLC (the “Investment Manager”) believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee seeks to determine the price that the Fund might reasonably expect to receive from a current sale of that investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental analytical data and press releases relating to the investment and its issuer; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Pricing Committee, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

Portfolio investments that trade primarily on foreign markets are priced based upon the market quotation of such securities as of the close of their respective principal markets. Under certain circumstances, on behalf of a fund that invests in international securities, the Investment Manager or applicable subadvisor may recommend an adjustment of such prices based on its determination of the impact of events occurring subsequent to the close of such markets but prior to the time as of which the Fund calculates its NAV. The Board has also adopted a policy that securities held in a fund that invests in international securities and certain foreign debt obligations held by a fund, in each case, that can be fair valued by the applicable fair value pricing service are fair valued on each business day without regard to a “trigger” (e.g., without regard to invoking fair value based upon a change in a U.S. equity securities index exceeding a predetermined level). The Fund may invest in securities that may be thinly traded. The Board has adopted procedures to adjust prices of securities that are judged to be stale so that they reflect fair value. An investment valued on the basis of its fair value may be valued at a price higher or lower than available market quotations.

FAIR VALUE MEASUREMENTS

Generally Accepted Accounting Principles (U.S. GAAP) defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

Notes to Schedule of Portfolio Investments (continued)

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The following table summarizes the inputs used to value the Fund’s net assets by the above fair value hierarchy levels as of February 28, 2015:

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG Managers Essex Small/Micro Cap Growth Fund
Investments in Securities
Common Stocks†	$36,844,874	—	—	$36,844,874
Short-Term Investments
Repurchase Agreements	—	$2,164,813	—	2,164,813
Other Investment Companies	1,010,999	—	—	1,010,999

Total Investments in Securities	$37,855,873	$2,164,813	—	$40,020,686

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of the common stocks by major industry classification, please refer to the Schedule of Portfolio Investments.

As of February 28, 2015, the Fund had no transfers between levels from the beginning of the reporting period.

INVESTMENT DEFINITIONS AND ABBREVIATIONS:

ADR: ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank. The value of the ADR security is determined or significantly influenced by trading on exchanges not located in the United States or Canada. Sponsored ADRs are initiated by the underlying foreign company.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MANAGERS AMG FUNDS

By:	/s/ Jeffrey T. Cerutti
Jeffrey T. Cerutti, Principal Executive Officer

Date: April 2, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jeffrey T. Cerutti
Jeffrey T. Cerutti, Principal Executive Officer

Date: April 2, 2015

By:	/s/ Donald S. Rumery
Donald S. Rumery, Principal Financial Officer

Date: April 2, 2015